FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
For a discussion of fair value accounting and the classification of assets within the fair value hierarchy, see the “Fair Value Measurements of Assets” section of Note 2.

Plan Assets within the Fair Value Hierarchy as of December 31, 2025

	Level 1	Level 2	Level 3	Other	Total
Equities
Corporate Stocks	$455,137,837	$—	$—	$—	$455,137,837
AEP Stock	284,635,701	—	—	—	284,635,701
Subtotal Equities	739,773,538	—	—	—	739,773,538

Common/Collective Trusts
Mellon Capital Small Cap Stock Index Fund (a)	—	—	—	184,851,859	184,851,859
Mellon Capital Mid Cap Stock Index Fund (a)	—	—	—	497,527,654	497,527,654
Mellon Capital Stock Index Fund (a)	—	—	—	1,636,050,967	1,636,050,967
Mellon Capital International Stock Index Fund (a)	—	—	—	808,582,002	808,582,002
Mellon Capital Aggregate Bond Index Fund (a)	—	—	—	563,690,929	563,690,929
Mellon Capital Treasury Inflation-Protected Securities Fund (a)	—	—	—	25,940,172	25,940,172
JPMorgan Strategic Property Fund (a)	—	—	—	100,832,017	100,832,017
Mellon Capital Emerging Markets Stock Index Fund (a)	—	—	—	78,733,000	78,733,000
William Blair Large Cap Growth I (a)	—	—	—	220,689,466	220,689,466
Sands Capital International Growth CIT (a)	—	—	—	25,266,348	25,266,348
MetWest Total Return Bond Fund (a)	—	—	—	65,767,921	65,767,921
William Blair SMID Cap Growth CIT (a)	—	—	—	46,456,678	46,456,678
Conestoga SMID Cap Growth CIT (a)	—	—	—	46,320,299	46,320,299
Subtotal Common/Collective Trusts	—	—	—	4,300,709,312	4,300,709,312

Self-Directed Brokerage Account (a)	149,520,188	—	—	—	149,520,188
Registered Investment Companies	25,678,572	—	—	—	25,678,572
Money Market Fund	33,411,748	—	—	—	33,411,748

Total Assets Reflecting Investments at Fair Value	$948,384,046	$—	$—	$4,300,709,312	$5,249,093,358

(a)Amounts in “Other” column represent investments for which fair value is measured using net asset value per share as practical expedient.
Plan Assets within the Fair Value Hierarchy as of December 31, 2024

	Level 1	Level 2	Level 3	Other	Total
Equities
Corporate Stocks	$554,966,516	$—	$—	$—	$554,966,516
AEP Stock	254,007,692	—	—	—	254,007,692
Subtotal Equities	808,974,208	—	—	—	808,974,208

Common/Collective Trusts
Mellon Capital Small Cap Stock Index Fund (a)	—	—	—	169,951,861	169,951,861
Mellon Capital Mid Cap Stock Index Fund (a)	—	—	—	459,321,305	459,321,305
Mellon Capital Stock Index Fund (a)	—	—	—	1,429,311,150	1,429,311,150
Mellon Capital International Stock Index Fund (a)	—	—	—	690,699,519	690,699,519
Mellon Capital Aggregate Bond Index Fund (a)	—	—	—	511,889,594	511,889,594
Mellon Capital Treasury Inflation-Protected Securities Fund (a)	—	—	—	24,183,840	24,183,840
JPMorgan Strategic Property Fund (a)	—	—	—	84,071,443	84,071,443
Mellon Capital Emerging Markets Stock Index Fund (a)	—	—	—	65,013,298	65,013,298
William Blair Large Cap Growth I (a)	—	—	—	214,753,054	214,753,054
Sands Capital International Growth CIT (a)	—	—	—	22,073,747	22,073,747
MetWest Total Return Bond Fund (a)	—	—	—	59,886,326	59,886,326
Subtotal Common/Collective Trusts	—	—	—	3,731,155,137	3,731,155,137

Self-Directed Brokerage Account (a)	107,255,995	—	—	13,195,992	120,451,987
Registered Investment Companies	22,131,794	—	—	—	22,131,794
Money Market Fund	36,776,191	—	—	—	36,776,191

Total Assets Reflecting Investments at Fair Value	$975,138,188	$—	$—	$3,744,351,129	$4,719,489,317

(a)Amounts in “Other” column represent investments for which fair value is measured using net asset value per share as practical expedient.
The following tables set forth a summary of the Plan's investments measured at Net Asset Value as a practical expedient as of December 31, 2025 and 2024:

Fair Value Estimated Using Net Asset Value per Share as of December 31, 2025

	Fair Value	Redemption Frequency (If currently eligible)	Redemption Notice Period
Mellon Capital Small Cap Stock Index Fund	$184,851,859	Daily	Trade Date + 1
Mellon Capital Mid Cap Stock Index Fund	497,527,654	Daily	Trade Date + 1
Mellon Capital Stock Index Fund	1,636,050,967	Daily	Trade Date + 1
Mellon Capital International Stock Index Fund	808,582,002	Daily	Trade Date + 1
Mellon Capital Aggregate Bond Index Fund	563,690,929	Daily	Trade Date + 1
Mellon Capital Treasury Inflation-Protected Securities Fund	25,940,172	Daily	Trade Date + 1
JPMorgan Strategic Property Fund	100,832,017	Quarterly	30 Days
Mellon Capital Emerging Markets Stock Index Fund	78,733,000	Daily	Trade Date + 1
William Blair Large Cap Growth I	220,689,466	Daily	Trade Date + 1
Sands Capital International Growth CIT	25,266,348	Daily	Trade Date + 1
MetWest Total Return Bond Fund	65,767,921	Daily	Trade Date + 1
William Blair SMID Cap Growth CIT	46,456,678	Daily	Trade Date - 1
Conestoga SMID Cap Growth CIT	46,320,299	Daily	Trade Date + 1
Total Assets	$4,300,709,312

Fair Value Estimated Using Net Asset Value per Share as of December 31, 2024

	Fair Value	Redemption Frequency (If currently eligible)	Redemption Notice Period
Mellon Capital Small Cap Stock Index Fund	$169,951,861	Daily	Trade Date + 1
Mellon Capital Mid Cap Stock Index Fund	459,321,305	Daily	Trade Date + 1
Mellon Capital Stock Index Fund	1,429,311,150	Daily	Trade Date + 1
Mellon Capital International Stock Index Fund	690,699,519	Daily	Trade Date + 1
Mellon Capital Aggregate Bond Index Fund	511,889,594	Daily	Trade Date + 1
Mellon Capital Treasury Inflation-Protected Securities Fund	24,183,840	Daily	Trade Date + 1
JPMorgan Strategic Property Fund	84,071,443	Quarterly	30 Days
Mellon Capital Emerging Markets Stock Index Fund	65,013,298	Daily	Trade Date + 1
William Blair Large Cap Growth I	214,753,054	Daily	Trade Date + 1
Sands Capital International Growth CIT	22,073,747	Daily	Trade Date + 1
MetWest Total Return Bond Fund	59,886,326	Daily	Trade Date + 1
Self-Directed Brokerage Account	13,195,992	Daily	Trade Date + 1
Total Assets	$3,744,351,129

It is the Plan’s policy to record transfers in and transfers out of each level at the end of each reporting period. There have been no transfers between Level 1, Level 2, and Level 3 during the years ended December 31, 2025 and 2024.